UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Income (loss) before tax	$ 51.8	$ (263.0)
Adjustments for:
Finance income	(21.2)	(32.1)
Finance costs	15.2	15.9
Provision for inventory reserve	(4.1)	(4.0)
Depreciation of property, plant and equipment	10.1	6.7
Depreciation of right-of-use assets	28.2	10.2
Unrealized foreign currency exchange loss	9.1	165.4
Share-based compensation expense	27.1	49.6
Other, net	3.0	1.3
Cash flows provided by (used in) operations before changes in working capital	119.2	(50.0)
Decrease in trade receivables	12.9	5.5
Increase in prepayments, other receivables and other assets	(190.4)	(85.6)
Increase in collaboration inventories	(4.1)	(0.7)
(Decrease) increase in trade payables	(10.4)	60.3
Decrease in other payables and accruals	(67.3)	(11.0)
Decrease in contract liabilities, net	(11.1)	(28.8)
Other assets and liabilities, net	0.5	(1.7)
Interest income received	22.0	41.2
Income tax paid	(13.2)	(17.2)
Net cash used in operating activities	(141.9)	(88.0)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(20.6)	(16.2)
Prepayment to collaborator for collaboration assets	(46.6)	(30.3)
Purchase of time deposits	(867.0)	(4,537.4)
Proceeds from the maturity of time deposits	521.3	4,655.0
Net cash (used in) provided by investing activities	(412.9)	71.1
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of ordinary shares, net	211.6	0.0
Repayment of debt	(89.3)	0.0
Proceeds from exercise of share options	1.0	3.0
Principal portion of lease payments	(7.5)	(2.6)
Net cash provided by financing activities	115.8	0.4
Effect of foreign exchange rate changes on cash and cash equivalents	(2.2)	8.7
NET DECREASE IN CASH AND CASH EQUIVALENTS	(441.2)	(7.8)
Cash and cash equivalents at beginning of year	901.9	286.7
CASH AND CASH EQUIVALENTS AT END OF PERIOD	460.7	$ 278.9
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash repayment of debt	$ 196.1